INITIAL BUSINESS COMBINATION (Details Narrative) - $ / shares	Mar. 31, 2024	Dec. 31, 2023
Seamless Group Inc. [Member]
Business Acquisition [Line Items]
Share price	$ 10.00	$ 10.00